Share-based Compensation - Schedule of share based compensation stock option activity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Number of options - Beginning balance	8,329	6,991	6,991
Number of options - Granted	888	2,072
Number of options - Exercised	(1,987)
Number of options - Forfeited	(247)	(626)
Number of options - Ending balance	6,983	8,437	8,329	6,991
Number of options - Vested and exercisable	3,156	0
Weighted average exercise price per share - Beginning balance	$ 2.43	$ 2.13	$ 2.13
Weighted average exercise price per share - Granted	4.00	3.50
Weighted average exercise price per share - Exercised	1.93
Weighted average exercise price per share - Forfeited	2.89	2.52
Weighted average exercise price per share - Ending balance	2.76	2.44	$ 2.43	$ 2.13
Weighted average exercise price per share - Vested and exercisable	$ 2.12	$ 0
Weighted average remaining contractual life	2 years 11 months 23 days	3 years 3 months 18 days	3 years 21 days	3 years 4 months 24 days
Weighted average remaining contractual life - Vested and exercisable	1 year 8 months 12 days
Aggregate intrinsic value	$ 161,159	$ 40,906	$ 97,000	$ 29,468
Vested and exercisable, Aggregate intrinsic value	$ 74,874